Foreclosed Real Estate (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Analysis of the Allowance for Losses on Foreclosed Real Estate

An analysis of the allowance for losses on foreclosed real estate is as follows:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Balance at beginning of year	$515	$638	$413
Provision for losses	413	418	241
Charge-offs	(53)	(541)	(16)

Balance at end of year	$875	$515	$638

Expenses Applicable to Foreclosed Real Estate

Expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2013	2012	2011
	(In thousands)
Net gain on sales	$(68)	$(33)	$(230)
Provision for losses	413	418	241
Operating expenses, net of rental income	134	214	317

Total foreclosed real estate expenses	$479	$599	$328